Basic and Diluted Earnings Per Share ("EPS") - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 Equity Option [Member]	Dec. 31, 2012 Equity Option [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive warrants, stock options and RSUs	9,424,582	8,679,616	9,386,102	8,689,467	3,365,056	3,105,515	5,200,083	5,452,428	12,329